Accrued and Other Liabilities	6 Months Ended
Jun. 30, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
6.	Accrued and Other Liabilities
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	December 31, 2023	June 30, 2024
Vessel operating expenses	266,500	521,726
Voyage expenses	230,817	247,196
Administrative expenses	136,980	109,522

Total	634,297	878,444